PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Mer Telemanagement Solutions Ltd [Member]
Schedule of Property and Equipment

	December 31,
	2020	2019
Cost:

Computers and peripheral equipment	$632	$627
Office furniture and equipment	66	66
	698	693
Accumulated depreciation:

Computers and peripheral equipment	599	567
Office furniture and equipment	64	64
Accumulated depreciation	663	631
Depreciated cost	$35	$62